Loans - Detailed Amount of Gross Loans Segregated by Loan Grade and Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	$ 430,268	$ 391,495
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	341,163	325,612
Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	33,133	43,233
Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	23,293	26,463
Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	104,046	104,170
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	180,691	151,746
Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	62,480	39,368
Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	61,425	38,333
Real Estate Loans [Member] | Farm Production and Other Farm Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,055	1,035
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	26,625	26,515
Consumer Portfolio Segment [Member] | Credit Card Receivable
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,061	1,075
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	25,564	25,440
Satisfactory 1, 2, 3, 4 [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	384,987	344,157
Satisfactory 1, 2, 3, 4 [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	297,296	279,274
Satisfactory 1, 2, 3, 4 [Member] | Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	31,889	41,431
Satisfactory 1, 2, 3, 4 [Member] | Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	21,084	23,993
Satisfactory 1, 2, 3, 4 [Member] | Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	88,425	86,969
Satisfactory 1, 2, 3, 4 [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	155,898	126,881
Satisfactory 1, 2, 3, 4 [Member] | Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	61,973	38,925
Satisfactory 1, 2, 3, 4 [Member] | Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	60,918	37,890
Satisfactory 1, 2, 3, 4 [Member] | Real Estate Loans [Member] | Farm Production and Other Farm Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,055	1,035
Satisfactory 1, 2, 3, 4 [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	25,718	25,958
Satisfactory 1, 2, 3, 4 [Member] | Consumer Portfolio Segment [Member] | Credit Card Receivable
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,052	1,069
Satisfactory 1, 2, 3, 4 [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	24,666	24,889
Special Mention 5,6 [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	18,839	20,450
Special Mention 5,6 [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	18,351	20,041
Special Mention 5,6 [Member] | Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	202	424
Special Mention 5,6 [Member] | Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	989	708
Special Mention 5,6 [Member] | Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	4,874	5,351
Special Mention 5,6 [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	12,286	13,558
Special Mention 5,6 [Member] | Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	377	232
Special Mention 5,6 [Member] | Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	377	232
Special Mention 5,6 [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	111	177
Special Mention 5,6 [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	111	177
Substandard 7 [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	26,432	26,872
Substandard 7 [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	25,516	26,297
Substandard 7 [Member] | Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,042	1,378
Substandard 7 [Member] | Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,220	1,762
Substandard 7 [Member] | Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	10,747	11,850
Substandard 7 [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	12,507	11,307
Substandard 7 [Member] | Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	130	211
Substandard 7 [Member] | Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	130	211
Substandard 7 [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	786	364
Substandard 7 [Member] | Consumer Portfolio Segment [Member] | Credit Card Receivable
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	9	6
Substandard 7 [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	777	358
Doubtful 8 [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	7	16
Doubtful 8 [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	7	16
Doubtful 8 [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	7	$ 16
Loss 9 [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	3
Loss 9 [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	3
Loss 9 [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	$ 3